Note 2 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2026
Notes Tables
Property, Plant and Equipment, Useful Life [Table Text Block]
	Estimated useful lives (in years)
Digital asset mining equipment		3
Office equipment	3	-	4

Disaggregation of Revenue [Table Text Block]
	Year Ended June 30,
	2024	2025	2026
	US$	US$	US$
Revenues recognized at a point in time

Digital assets	-	-	90

E-commerce	-	-	119

Client referral services	21,818	-	289

Total revenues from continuing operations	21,818	-	498
From discontinued operations:
	Year Ended June 30,	Two Months Ended August 31,
	2024	2024
	US$	US$

Revenues recognized at a point in time

Wealth management service	2,286	11

Asset management service	3,919	1,170

Total net revenues from discontinued operations	6,205	1,181